Prepaid Expenses and Other Current Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Prepaid Expenses and Other Current Assets
Value added tax recoverable	$ 663,734	$ 981,320
Other receivables	23,892	389,098
Advance to suppliers	12,677	24,731
Others	12,393	54,220
Prepaid expenses and other current assets	$ 712,696	$ 1,449,369